PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.
                              Gateway Center Three
                               100 Mulberry Street
                          Newark, New Jersey 07102-4077



                                  June 7, 2001



VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re: Prudential Institutional Liquidity Portfolio, Inc. 1933 Act File No.: 33-17224
                  1940 Act File No.: 811-5336

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the prospectuses and statement of additional information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A, which was electronically filed with the Commission on June 4, 2001.

     If you have any questions concerning this filing, please contact Jonathan
D. Shain at (973) 802-6469.

                                                 Very truly yours,


                                                 /s/ JONATHAN D. SHAIN
                                                 ---------------------
                                                     Jonathan D. Shain
                                                     Secretary